Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025
Applied Digital Cloud Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Business and Basis of Presentation

1.	Business and Basis of Presentation

Applied Digital Cloud Corporation, SAI Computing LLC, and SAI Computing Holdings LLC (together, the “Company”), provide cloud services to customers, such as AI and machine learning developers by renting space at third party co-location centers and providing the customers with access to its cloud computing equipment. They are wholly owned subsidiaries of Applied Digital Corporation (“Applied Digital” or the “Parent”). All references to “we,” “us,” “our” or the “Company” mean Applied Digital Cloud Corporation, SAI Computing LLC, and SAI Holdings LLC.

On May 5, 2026 (the “Closing Date”), Ekso Bionics Holdings, Inc., a Nevada corporation (“Ekso”), consummated the previously announced business combination transaction (the “Business Combination”) contemplated by that certain Contribution and Exchange Agreement (the “Contribution and Exchange Agreement”), dated February 15, 2026, by and among Ekso, APLD Intermediate HoldCo LLC, a Delaware limited liability company (“APLD Intermediate”), APLD ChronoScale HoldCo LLC, a Delaware limited liability company and a wholly owned subsidiary of APLD Intermediate (“Contributor”), each a wholly owned direct or indirect subsidiary of Applied Digital, and Applied Digital Cloud Corporation, a wholly owned indirect subsidiary of Applied Parent and a direct subsidiary of Contributor as of immediately prior to Closing (as defined below). Upon the Closing, Ekso changed its name to “ChronoScale Corporation” and each of the Company entities became wholly owned direct or indirect subsidiaries of the ChronoScale Corporation.

The Company has historically existed and functioned as part of the consolidated business of the Parent. The accompanying unaudited condensed combined financial statements are prepared on a standalone basis and are derived from the Parent’s historical accounting records. The Company has not operated as a separate standalone legal entity and is comprised of three wholly-owned subsidiaries of the Parent: Applied Digital Cloud Corporation, SAI Computing LLC, and SAI Computing Holdings LLC. The unaudited condensed combined financial statements reflect the combined historical operations, financial position and cash flows of the Company for the period presented in conformity with generally accepted accounting principles in the United States (“GAAP”). The unaudited condensed combined financial statements may not be indicative of the Company’s future performance and do not necessarily reflect what the financial position, results of operations and cash flows would have been had it operated as a standalone business during the period presented. The assets, liabilities, revenue and expenses of the Company have been reflected in these unaudited condensed combined financial statements on a historical cost basis, as included in the condensed consolidated financial statements of the Parent, using the historical accounting policies applied by the Parent.

All intercompany transactions within the Company have been eliminated and all intercompany transactions between the Company and other legal entities, or components of legal entities, controlled by the Parent which are not being sold as part of the transaction have been included in the unaudited condensed combined financial statements. The aggregate net effect of intercompany transactions that will not be settled in cash have been reflected in the unaudited condensed combined balance sheets as Parent company net investment and in the unaudited condensed combined statements of cash flows as a financing activity.

The unaudited condensed combined statements of operations include all revenues, costs, and expenses directly attributable to the Company, including allocation of expense associated with payroll, stock-based compensation and income taxes. Allocations are based on direct usage when identifiable, with the remainder allocated on a pro rata basis using an applicable measure of headcount or other allocation methodologies that are considered to be a reasonable reflection of the utilization of services provided or the benefit received by the Company during the periods presented. The allocated amounts are not necessarily indicative of the amounts that would be incurred or realized if the Company operated as a separate standalone entity during the periods presented. Actual costs that the Company may have incurred if it were a standalone entity would depend on a number of factors, including whether functions were outsourced or performed by employees and strategic decisions made in areas of selling, general and administrative expense and infrastructure.

Income tax amounts in the unaudited condensed combined financial statements have been calculated on a separate return method and presented as if operations were separate taxpayers in the respective jurisdictions.

The unaudited condensed combined balance sheets include assets and liabilities that have been determined to be specifically identifiable or otherwise attributable to the Company. Cash includes cash held at legal entities within the Company. The Company does not utilize a centralized treasury management function for financing its operations; however, there are cash pooling activities consisting of transfers of cash to and from the Company and the Parent which are reflected as a component of Parent company net investment in the unaudited condensed combined balance sheets.

The equity balance in the unaudited condensed combined financial statements represents the excess of total assets over liabilities including the due to/from balances between the Company and the Parent (Parent company net investment). Parent company net investment is primarily impacted by intercompany payables and receivables and allocation of stock-based compensation. For further information, please refer to and read these interim unaudited condensed combined financial statements in conjunction with the Company’s audited combined financial statements for the fiscal year ended May 31, 2025 included herein.

APPLIED DIGITAL CLOUD CORPORATION AND AFFILIATES

Notes to the Condensed Combined Financial Statements (Unaudited)

For the Three and Nine Months Ended February 28, 2026 and February 28, 2025

1.	Business and Basis of Presentation

Applied Digital Cloud Corporation, SAI Computing LLC, and SAI Computing Holdings LLC (together, “Applied Digital Cloud Corporation and Affiliates” or the “Company”), provide cloud services to customers, such as AI and machine learning developers by renting space at third party co-location centers and providing the customers with access to its cloud computing equipment. They are wholly owned subsidiaries of Applied Digital Corporation (“Applied Digital” or the “Parent”). All references to “we,” “us,” “our” or the “Company” mean Applied Digital Cloud Corporation, SAI Computing LLC, and SAI Holdings LLC.

On May 5, 2026 (the “Closing Date”), Ekso Bionics Holdings, Inc., a Nevada corporation (“Ekso”), consummated the previously announced business combination transaction (the “Business Combination”) contemplated by that certain Contribution and Exchange Agreement (the “Contribution and Exchange Agreement”), dated February 15, 2026, by and among Ekso, APLD Intermediate HoldCo LLC, a Delaware limited liability company (“APLD Intermediate”), APLD ChronoScale HoldCo LLC, a Delaware limited liability company and a wholly owned subsidiary of APLD Intermediate (“Contributor”), each a wholly owned direct or indirect subsidiary of Applied Digital, and Applied Digital Cloud Corporation, a wholly owned indirect subsidiary of Applied Parent and a direct subsidiary of Contributor as of immediately prior to Closing (as defined below). Upon the Closing, Ekso changed its name to “ChronoScale Corporation” and each of the Company entities became wholly owned direct or indirect subsidiaries of the ChronoScale Corporation.

The Company has historically existed and functioned as part of the consolidated business of the Parent. The accompanying combined financial statements are prepared on a standalone basis and are derived from the Parent’s historical accounting records. The Company has not operated as a separate standalone legal entity and is comprised of three wholly-owned subsidiaries of the Parent: Applied Digital Cloud Corporation, SAI Computing LLC, and SAI Computing Holdings LLC. The combined financial statements reflect the combined historical operations, financial position and cash flows of the Company for the period presented in conformity with generally accepted accounting principles in the United States (“GAAP”). The combined financial statements may not be indicative of the Company’s future performance and do not necessarily reflect what the financial position, results of operations and cash flows would have been had it operated as a standalone business during the period presented. The assets, liabilities, revenue and expenses of the Company have been reflected in these combined financial statements on a historical cost basis, as included in the consolidated financial statements of the Parent, using the historical accounting policies applied by the Parent.

All intercompany transactions within the Company have been eliminated and all intercompany transactions between the Company and other legal entities, or components of legal entities, controlled by the Parent which are not being sold as part of the transaction have been included in the combined financial statements. The aggregate net effect of intercompany transactions that will not be settled in cash have been reflected in the combined balance sheets as Parent company net investment and in the combined statements of cash flows as a financing activity.

The combined statements of operations includes all revenues, costs, and expenses directly attributable to the Company, including allocation of expense associated with payroll, stock-based compensation and income taxes. Allocations are based on direct usage when identifiable, with the remainder allocated on a pro rata basis using an applicable measure of headcount or other allocation methodologies that are considered to be a reasonable reflection of the utilization of services provided or the benefit received by the Company during the periods presented. The allocated amounts are not necessarily indicative of the amounts that would be incurred or realized if the Company operated as a separate standalone entity during the period presented. Actual costs that the Company may have incurred if it were a standalone entity would depend on a number of factors, including whether functions were outsourced or performed by employees and strategic decisions made in areas of selling, general and administrative expense and infrastructure.

Income tax amounts in the combined financial statements have been calculated on a separate return method and presented as if operations were separate taxpayers in the respective jurisdictions.

APPLIED DIGITAL CLOUD CORPORATION AND AFFILIATES

Notes to the Combined Financial Statements

For the Fiscal Years Ended May 31, 2025 and May 31, 2024

The combined balance sheets include assets and liabilities that have been determined to be specifically identifiable or otherwise attributable to the Company. Cash includes cash held at legal entities within the Company. The Company does not utilize a centralized treasury management function for financing its operations; however, there are cash pooling activities consisting of transfers of cash to and from the Company and the Parent which are reflected as a component of Parent company net investment in the combined balance sheets.

The equity balance in the combined financial statements represents the excess of total assets over liabilities including the due to/from balances between the Company and the Parent (Parent company net investment). Parent company net investment is primarily impacted by intercompany payables and receivables and allocation of stock-based compensation.